Property, Plant and Equipment - Summary of Carrying Amounts of Right-of-use Assets and Related Depreciation Charge (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of use assets	$ 3,453,417	$ 4,556,692
Depreciation charge	1,263,646	1,122,115	$ 749,594
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of use assets	3,447,950	4,535,716
Depreciation charge	1,247,124	1,075,143	710,213
Transportation Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of use assets	5,467	20,976
Depreciation charge	$ 16,522	$ 46,972	$ 39,381